Shareholder Report	6 Months Ended	112 Months Ended	120 Months Ended
	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Waycross Independent Trust
Entity Central Index Key	0001815558
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000221782
Shareholder Report [Line Items]
Fund Name	Waycross Managed Risk Equity Fund
Trading Symbol	WAYEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Waycross Managed Risk Equity Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/waycross/. You can also request this information by contacting us at (866) 267-4304.
Additional Information Phone Number	(866) 267-4304
Additional Information Website	https://funddocs.filepoint.com/waycross/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Waycross Managed Risk Equity Fund	$121	2.37%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	2.37%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Waycross Managed Risk Equity Fund	50% S&P 500® Index/50% ICE BofA 3 Month U.S. Treasury Bill Index	S&P 500 Index
Apr-2015	$10,000	$10,000	$10,000
Aug-2015	$9,550	$9,719	$9,433
Aug-2016	$9,650	$10,343	$10,617
Aug-2017	$10,420	$11,192	$12,340
Aug-2018	$11,616	$12,351	$14,767
Aug-2019	$11,636	$12,729	$15,198
Aug-2020	$13,575	$14,239	$18,532
Aug-2021	$16,223	$16,358	$24,308
Aug-2022	$14,378	$15,518	$21,579
Aug-2023	$16,140	$17,132	$25,019
Aug-2024	$19,185	$19,893	$31,808

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (April 29, 2015)
Waycross Managed Risk Equity Fund	18.87%	10.52%	7.23%
50% S&P 500® Index/50% ICE BofA 3 Month U.S. Treasury Bill Index	16.12%	9.34%	7.64%
S&P 500 Index	27.14%	15.92%	13.19%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Apr. 29, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Aug. 31, 2024
Inability to Meet Distribution Level [Text Block]

Fund Statistics

Net Assets$105,077,947 Number of Portfolio Holdings100 Advisory Fee $649,152 Portfolio Turnover30%
AssetsNet	$ 105,077,947	$ 105,077,947	$ 105,077,947
Holdings Count | Holding	100	100	100
Advisory Fees Paid, Amount	$ 649,152
InvestmentCompanyPortfolioTurnover	30.00%
Holdings [Text Block]

Sector Weighting (% of net assets)*

Value	Value
Utilities	0.7%
Energy	1.0%
Materials	1.3%
Industrials	2.4%
Consumer Discretionary	2.8%
Consumer Staples	3.9%
Communications	4.0%
Financials	4.3%
Health Care	9.7%
Technology	17.7%

* The net percentages are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages will not total to 100%.

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended August 31, 2024.
C000221781
Shareholder Report [Line Items]
Fund Name	Waycross Focused Core Equity Fund
Trading Symbol	WAYFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Waycross Focused Core Equity Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/waycross/. You can also request this information by contacting us at (866) 267-4304.
Additional Information Phone Number	(866) 267-4304
Additional Information Website	https://funddocs.filepoint.com/waycross/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Waycross Focused Core Equity Fund	$36	0.69%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Waycross Focused Core Equity Fund	S&P 500® Index
Dec-2020	$10,000	$10,000
Aug-2021	$12,620	$12,367
Aug-2022	$10,260	$10,978
Aug-2023	$12,825	$12,729
Aug-2024	$16,309	$16,182

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (December 15, 2020)
Waycross Focused Core Equity Fund	27.17%	14.09%
S&P 500® Index	27.14%	13.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Dec. 15, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Aug. 31, 2024
AssetsNet	$ 60,190,931	$ 60,190,931	$ 60,190,931
Holdings Count | Holding	31	31	31
Advisory Fees Paid, Amount	$ 2,792
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$60,190,931 Number of Portfolio Holdings31 Advisory Fee (net of waivers)$2,792 Portfolio Turnover16%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.9%
Money Market Funds	1.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended August 31, 2024.